EQUITY	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
EQUITY [Text Block]
NOTE 5 -	EQUITY

A.	Composition of share capital:

	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited

Common shares without par value	Unlimited	4,044,812	Unlimited	3,085,452

Common shares confer upon their holders the right to participate in the general meeting where each Common Share has one voting right in all matters, receive dividends if declared and to participate in the distribution of surplus assets in case of liquidation of the Company.

As of July 12, 2024, the Board of the Company has approved a reverse share split of all outstanding common shares of the Company at a ratio of 6:1 so that each six common shares without par value were consolidated into one common share without par value (the “Reverse Share Split”). For accounting purposes, loss per share amounts have been adjusted to give a retroactive effect on the Reverse Share Split for all periods presented in the consolidated financial statements. All fractional common shares equal to or greater than one-half resulting from the Reverse Share Split were rounded to the next whole number, otherwise, the fractional Common Share was cancelled.

B.	Changes in issued and outstanding share capital:

Six months period ended June 30, 2025
Unaudited

Balance as of January 1, 2025	3,085,452
Common shares issued upon pre-funded warrants exercised (Note 3C)	152,701
Common shares issued upon debentures converted (Note 3D)	625,461
Common shares issued as consideration upon acquisition of non-controlling interest (Note 3E)	128,818
Common shares issued upon debt settlement (Note 3F)	52,380

Balance as of June 30, 2025	4,044,812